Business Combinations	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business Combinations
5.	BUSINESS COMBINATION
During 2020, the governing documents related to GJT were revised to extend the term of the venture and grant additional rights to the Company, resulting in a controlling financial interest. Accordingly, the Company recorded a disposition of its equity method investment and began consolidating the entity on December 29, 2020. The transaction was accounted for as a business combination. The fair value of GJT was determined based on the transaction price that was negotiated with Ford as part of the reorganization of GFT
[note 7]
. The change in the method of accounting for the entity did not have an impact on the Company’s results of operations.
The following table summarizes the amounts recorded for assets and liabilities recognized at their estimated fair values at December 29, 2020:

Disposal of investment	$(239)

Cash	$98
Non-cash working capital	20
Fixed assets	211
Operating lease right-of-use assets	25
Intangibles assets, net	4
Deferred tax assets	66
Other assets	1
Long-term debt	(62)
Deferred tax liabilities	(2)

361
Non-controlling interests recognized in equity	(122)

$239

The Company has not presented pro forma results of operations because it is not material to the Company’s consolidated results of operations.